Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
Restricted Net Assets
22.	Restricted Net Assets
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary and the VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, the VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries and VIEs.
Prior to January 1, 2025, in accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as WFOEs have to make appropriations from its after-tax
profit (as determined under the PRC GAAP) to reserve funds including general reserve fund, and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is made at the discretion of the company. With effect from
January 1, 2025, no appropriations shall
be made to the general reserve fund, the enterprise expansion fund or the staff welfare and bonus fund. Any distribution of profit shall comply with the Company Laws of the PRC. For the years ended December 31, 2023, 2024 and 2025, the WFOEs made appropriations to general reserve fund and statutory surplus fund of nil, nil and RMB1,421 (US$203), respectively.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.
Foreign exchange and other regulations in the PRC may further restrict the Group’s VIEs from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in
capital and statutory reserves of the Group’s PRC subsidiaries and the equity of the VIEs, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2025, restricted net assets of the Company’s PRC subsidiaries and the VIEs was RMB201,401 (US$28,800).
For the year ended December 31, 2025, the Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Company as of December 31, 2025 and the condensed financial information of the Company are not required to be presented.